Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
C000088645
Account Value [Line Items]
Line Graph and Table Measure Name	The Gabelli Value 25 Fund Inc. - Class AAA
C000002904
Account Value [Line Items]
Line Graph and Table Measure Name	The Gabelli Value 25 Fund Inc. - Class C
C000034316
Account Value [Line Items]
Line Graph and Table Measure Name	The Gabelli Value 25 Fund Inc. - Class I
C000002902
Account Value [Line Items]
Line Graph and Table Measure Name	The Gabelli Value 25 Fund Inc. - Class A
S&P 500 Index
Account Value [Line Items]
Account Value	$ 10,000	$ 34,257	$ 27,402	$ 21,697	$ 26,496	$ 20,586	$ 17,386	$ 13,223	$ 13,828	$ 11,351	$ 10,138
S&P 500 Index
Account Value [Line Items]
Account Value	10,000	34,257	27,402	21,697	26,496	20,586	17,386	13,223	13,828	11,351	10,138
S&P 500 Index
Account Value [Line Items]
Account Value	10,000	34,257	27,402	21,697	26,496	20,586	17,386	13,223	13,828	11,351	10,138
S&P 500 Index
Account Value [Line Items]
Account Value	10,000	34,257	27,402	21,697	26,496	20,586	17,386	13,223	13,828	11,351	10,138
Russell 1000 Value Index
Account Value [Line Items]
Account Value	10,000	22,578	19,741	17,711	19,155	15,305	14,888	11,765	12,826	11,285	9,617
Russell 1000 Value Index
Account Value [Line Items]
Account Value	10,000	22,578	19,741	17,711	19,155	15,305	14,888	11,765	12,826	11,285	9,617
Russell 1000 Value Index
Account Value [Line Items]
Account Value	10,000	22,578	19,741	17,711	19,155	15,305	14,888	11,765	12,826	11,285	9,617
Russell 1000 Value Index
Account Value [Line Items]
Account Value	$ 10,000	$ 22,578	$ 19,741	$ 17,711	$ 19,155	$ 15,305	$ 14,888	$ 11,765	$ 12,826	$ 11,285	$ 9,617